ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Mar. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

RUHNN HOLDING LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	March 31, 2019	March 31, 2020
	RMB	RMB	US$ (Note 2)
ASSETS:
Current Assets:
Cash and cash equivalents	1	14,240	2,011
Advances to suppliers	553	-	-
Prepaid expenses and other current assets	-	117	17
Total current assets	554	14,357	2,028
Amounts due from subsidiaries and consolidated VIEs	1,717	1,333,084	188,266
Intangible assets, net	101,283	80,683	11,395
TOTAL ASSETS	103,554	1,428,124	201,689
LIABILITIES AND SHAREHOLERS' (DEFICIT) EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	-	6,813	962
Amounts due to subsidiaries and consolidated VIEs	9,143	22,370	3,159
Total current liabilities	9,143	29,183	4,121
Deferred income	-	10,033	1,417
Deficits of investments in subsidiaries and consolidated VIEs	185,001	204,588	28,893
Total liabilities	194,144	243,804	34,431
Shareholders' (deficit) equity:
Ordinary shares (US$0.000000001 par value; 1,000,000,000 shares authorized, 363,572,659 shares issued and outstanding as of March 31, 2019)	-	-	-
Class A ordinary shares (US$0.000000001 par value; 822,665,750 shares authorized, 246,122,394 shares issued and outstanding as of March 31, 2020)	-	-	-
Class B ordinary shares (US$0.000000001 par value; 177,334,250 shares authorized, 174,834,250 shares issued and outstanding as of March 31, 2020)	-	-	-
Additional paid-in capital	701,041	1,504,848	212,525
Subscription receivable	(558,996)	-	-
Accumulated deficit	(232,635)	(325,126)	(45,916)
Other comprehensive income	-	4,598	649
Total ruhnn shareholders' (deficit) equity	(90,590)	1,184,320	167,258
Total shareholders' (deficit) equity	(90,590)	1,184,320	167,258
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	103,554	1,428,124	201,689

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

RUHNN HOLDING LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, except for share and per share data)

	Year Ended March 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2)
Operating expenses:
General and administrative	-	(98)	(13,760)	(1,943)
Loss from operations	-	(98)	(13,760)	(1,943)
Other income (loss):
Interest income	-	-	284	40
Other income, net	-	-	2,162	305
Foreign exchange loss	-	-	(30)	(4)
Equity in losses of subsidiaries and consolidated VIEs	(104,005)	(73,148)	(81,147)	(11,460)
Net loss	(104,005)	(73,246)	(92,491)	(13,062)
Other comprehensive loss:
Foreign currency translation adjustments	-	-	4,598	649
Comprehensive loss	(104,005)	(73,246)	(87,893)	(12,413)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

RUHNN HOLDING LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Years Ended March 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2)
Net cash provided by (used in) operating activities	-	1	(17,510)	(2,473)
Net cash used in investing activities	-	-	(1,292,965)	(182,602)
Net cash provided by financing activities	-	-	1,324,438	187,047
Effect of exchange rate changes on cash, cash equivalents and restricted cash	-	-	276	39
Increase in cash and cash equivalents and restricted cash	-	1	14,239	2,011
Cash, cash equivalents and restricted cash at beginning of year	-	-	1	-
Cash, cash equivalents and restricted cash at end of year	-	1	14,240	2,011

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

RUHNN HOLDING LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

(1)

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

(2)

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for the parent’s investments in its subsidiaries. Such investments in subsidiaries are presented on the condensed balance sheets as Deficits of investments in subsidiaries and consolidated VIEs and the losses of the subsidiaries is presented as Equity in losses of subsidiaries and VIEs on the condensed statements of comprehensive loss. For the purpose of Schedule 1, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and consolidated VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

(3)

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the parent company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

(4)

For the years ended March 31, 2019 and 2020, there are no material contingencies, mandatory dividend, and significant provisions for long-term obligations or guarantees of the parent company, except for those which have separately disclosed in the consolidated financial statements.

(5)

Translations of balances in the additional financial information of the financial statements schedule I from RMB into US$ as of and for the year ended March 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB7.0808, as set forth H.10 statistical release of the Board of Governors of the Federal Reserve System. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on March 31, 2020, or at any other rate.

(6)

The restrictions of net assets in the Company’s consolidated subsidiaries only apply after the incorporation of Ruhnn Holding Limited which was on May 11, 2018. The prior periods were presented in accordance with Note 2 for comparative purposes. See Note 1 of the Company’s audited consolidated financial statements for the history of the Company and the equity restructuring transactions that formed Ruhnn Holding Limited.